Derivative Instruments - Potential Effect of Netting Arrangements, Assets (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	$ 294.8	$ 339.1	$ 307.4
Financial Instruments	(7.7)	(8.5)	(41.3)
Cash Collateral Received	(286.5)	(327.6)	(264.9)
Net Amount	0.6	3.0	1.2
A
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	31.8	46.1	25.9
Financial Instruments	(4.2)	(4.2)	(14.9)
Cash Collateral Received	(27.6)	(41.9)	(10.5)
Net Amount	0.0	0.0	0.5
B
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	56.4	63.6	95.2
Financial Instruments	(1.9)	(1.4)	(17.2)
Cash Collateral Received	(54.5)	(62.2)	(78.0)
Net Amount	0.0	0.0	0.0
C
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	14.7	13.2	25.6
Financial Instruments	0.0	0.0	0.0
Cash Collateral Received	(14.7)	(13.2)	(25.6)
Net Amount	0.0	0.0	0.0
E
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	19.5	21.3	25.1
Financial Instruments	0.0	0.0	0.0
Cash Collateral Received	(19.5)	(21.3)	(25.1)
Net Amount	0.0	0.0	0.0
F
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	26.0	31.6
Financial Instruments	0.0	(1.3)
Cash Collateral Received	(26.0)	(29.0)
Net Amount	0.0	1.3
G
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	48.9	30.2	30.4
Financial Instruments	0.0	0.0	(0.7)
Cash Collateral Received	(48.9)	(30.2)	(29.7)
Net Amount	0.0	0.0	0.0
H
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	24.7	51.9	18.3
Financial Instruments	(0.7)	(1.0)	0.0
Cash Collateral Received	(24.0)	(50.9)	(18.3)
Net Amount	0.0	0.0	0.0
I
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	33.8	34.6	32.9
Financial Instruments	0.0	0.0	(8.0)
Cash Collateral Received	(33.8)	(32.9)	(24.9)
Net Amount	0.0	1.7	0.0
J
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	25.4	42.7	32.5
Financial Instruments	0.0	0.0	0.0
Cash Collateral Received	(25.1)	(42.7)	(32.5)
Net Amount	0.3	0.0	0.0
Other
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	13.6	3.9	21.5
Financial Instruments	(0.9)	(0.6)	(0.5)
Cash Collateral Received	(12.4)	(3.3)	(20.3)
Net Amount	$ 0.3	$ 0.0	$ 0.7